GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 10—GOODWILL AND OTHER INTANGIBLE ASSETS

Pursuant to FASB guidance as codified within ASC 350, “Intangibles—Goodwill and Other,” goodwill acquired in business combinations is assigned to the reporting unit(s) expected to benefit from the combination as of the acquisition date.

ILG is comprised of two operating and reportable segments: Vacation Ownership and Exchange and Rental, each of which contain two reporting units as follows:

OPERATING SEGMENTS
Vacation Ownership	Exchange and Rental
VO management reporting unit	Exchange reporting unit
VO sales and financing reporting unit	Rental reporting unit

The following tables present the balance of goodwill by reporting unit, including the changes in carrying amount of goodwill, for the years ended December 31, 2017 and 2016 (in millions):

				Foreign
	Balance as of			Currency	Goodwill	Balance as of
	January 1, 2017	Additions	Deductions	Translation	Impairment	December 31, 2017
VO management	$35	$—	$—	$2	$—	$37
VO sales and financing	7	4	—	—	—	11
Exchange	496	—	—	—	—	496
Rental	20	—	—	—	—	20
Total	$558	$4	$—	$2	$—	$564

				Foreign
	Balance as of			Currency	Goodwill	Balance as of
	January 1, 2016	Additions	Deductions	Translation	Impairment	December 31, 2016
VO management	$38	$—	$—	$(3)	$—	$35
VO sales and financing	7	—	—	—	—	7
Exchange	496	—	—	—	—	496
Rental	20	—	—	—	—	20
Total	$561	$—	$—	$(3)	$—	$558

The $6 million increase in our goodwill balance as of December 31, 2017 from December 31, 2016 consists of $4 million of additional goodwill recorded as part of the consolidation of our Great Destinations joint venture, as further discussed in Note 4, and $2 million related to foreign currency translation of goodwill carried on the books of an ILG entity whose functional currency is not the US dollar.

Goodwill Impairment Tests

ILG tests goodwill and other indefinite‑lived intangible assets for impairment annually as of October 1, or more frequently if events or changes in circumstances indicate that the assets might be impaired. Goodwill is tested for impairment based on either a qualitative assessment or a two‑step impairment test, as more fully described in Note 2. When performing the two‑step impairment test, if the carrying amount of a reporting unit’s goodwill exceeds its implied fair value, an impairment loss equal to the excess is recorded.

As of October 1, 2017, we assessed the carrying value of goodwill and other intangible assets of each of our four reporting units pursuant to the two-step impairment approach. Goodwill assigned to VO Sales and Financing, VO Management, Exchange, and Rental, our reporting units as of that date, was $11 million, $37 million, $496 million and $20 million, respectively. The first step of the impairment test concluded the carrying value of our reporting units did not exceed its fair value; consequently, the second step of the impairment test was not necessary and goodwill was not determined to be impaired.

As of October 1, 2016, we assessed the carrying value of goodwill and other intangible assets of each of our four reporting units pursuant to the two-step impairment approach. Goodwill assigned to VO Sales and Financing, VO Management, Exchange and Rental, our reporting units as of that date, was $7 million, $36 million, $496 million and $20 million, respectively. The first step of the impairment test concluded the carrying value of our reporting units did not exceed its fair value; consequently, the second step of the impairment test was not necessary and goodwill was not determined to be impaired.

Accumulated historical goodwill impairment losses as of January 1, 2016 were $34 million which related to components within our Rental reporting unit. There have been no accumulated historical impairments of goodwill for any of our other reporting units through December 31, 2017.

Other Intangible Assets

As of October 1, 2017 and 2016, we performed a full impairment test on our indefinite-lived intangible assets which was comprised of calculating the fair value of these intangible assets and comparing such against their carrying amount and concluded no impairment was present.

The balance of other intangible assets, net for the years ended December 31, 2017 and 2016 is as follows (in millions):

	December 31,	December 31,
	2017	2016
Intangible assets with indefinite lives	$120	$114
Intangible assets with definite lives, net	320	339
Total intangible assets, net	$440	$453

The $6 million increase in our indefinite‑lived intangible assets during the year ended December 31, 2017 pertains to associated foreign currency translation of intangible assets carried on the books of an ILG entity whose functional currency is not the US dollar.

At December 31, 2017 and 2016, intangible assets with indefinite lives relate to the following (in millions):

	December 31,	December 31,
	2017	2016
Resort management contracts	$76	$70
Trade names and trademarks	44	44
Total	$120	$114

At December 31, 2017, intangible assets with definite lives relate to the following (in millions):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$287	$(143)	$144	22
Purchase agreements	76	(76)	—	—
Resort management contracts	246	(71)	175	20
Technology	25	(25)	—	—
Other	23	(22)	1	—
Total	$657	$(337)	$320	21

At December 31, 2016, intangible assets with definite lives relate to the following (in millions):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$287	$(137)	$150	23
Purchase agreements	76	(76)	—	—
Resort management contracts	245	(58)	187	21
Technology	25	(25)	—	—
Other	23	(21)	2	2
Total	$656	$(317)	$339	22

In accordance with our policy on the recoverability of long‑lived assets, we review the carrying value of all long‑lived assets, primarily property and equipment and definite‑lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of a long‑lived asset (asset group) may be impaired. For the years ended December 31, 2017 and 2016, we did not identify any events or changes in circumstances indicating that the carrying value of a long lived asset (or asset group) may be impaired; accordingly, a recoverability test was not warranted.

Amortization of intangible assets with definite lives is primarily computed on a straight‑line basis. Total amortization expense for intangible assets with definite lives was $20 million, $19 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively. Based on the December 31, 2017 balances, amortization expense for the next five years and thereafter is estimated to be as follows (in millions):

Twelve month period ending December 31,
2018	$19
2019	19
2020	19
2021	17
2022	15
2023 and thereafter	231
$320